Note 13 - Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Provision at statutory rate, amount									$ 3,214	$ 3,065
Provision at statutory rate, percent									21.00%	21.00%
Tax-exempt income, amount									$ (647)	$ (622)
Tax-exempt income, percent									(4.20%)	(4.30%)
Nondeductible interest expense, amount									$ 32	$ 27
Nondeductible interest expense, percent									0.20%	0.20%
Stock-based compensation, amount										$ (37)
Stock-based compensation, percent										(0.30%)
Other, amount									$ (7)	$ (271)
Other, percent									(0.10%)	(1.80%)
Total provision	$ 634	$ 661	$ 686	$ 611	$ 560	$ 593	$ 481	$ 528	$ 2,592	$ 2,162
Actual tax expense and effective rate, percent									16.90%	14.80%